Trade and Other Receivables - Other receivables, net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Current	$ 927,999	$ 1,286,153
Non-Current	488,081	734,995
Sectorial assets Brazil
Disclosure Of Financial Assets [Line Items]
Current	557,504	859,557
Non-Current	166,040	349,091
Accounts receivable "low income"
Disclosure Of Financial Assets [Line Items]
Current	168,025	216,699
Receivables vosa project
Disclosure Of Financial Assets [Line Items]
Current	42,442	8,546
Non-Current	308,077	370,956
Accounts receivables from employees
Disclosure Of Financial Assets [Line Items]
Current	11,024	10,629
Non-Current	12,850	12,277
Other
Disclosure Of Financial Assets [Line Items]
Current	149,004	190,722
Non-Current	$ 1,114	$ 2,671